PROVISIONS AND CONTINGENT LIABILITIES - Commitment issued by the Bank to guarantee the performance of a customer (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	$ 4,295,950	$ 5,253,375
Not later than one month [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	320,004	303,308
Later than one month and not later than three months [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	486,485	780,103
Later than three months and not later than one year [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	2,579,639	2,287,434
Between 1 and 3 years
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	696,768	1,426,992
Between 3 and 5 years
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	68,150	277,710
Greater than 5 years
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Financial Guarantees	$ 144,904	$ 177,828